SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting

1.	Basis of accounting

The financial statements of the Plan are presented using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

2.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect certain reported amounts of net assets available for benefits at the date of the financial statements, the changes in net assets available for benefits during the reporting period and, when applicable, the disclosure of contingent assets and liabilities at the date of the financial statements. Key estimates include determination of the fair value of investments. Actual results may differ from estimates and assumptions made.

Investment valuation and income recognition

3.	Investment valuation and income recognition

The Plan’s investments are stated at fair value. Quoted market prices are used to value investments in shares of mutual funds and the Stock Fund. Units of the collective investment fund are valued at net asset value, which approximates fair value, using daily market information. Net appreciation (depreciation) caused by fluctuations in the value of investments is reflected in the statement of changes in net assets available for benefits. Amounts invested may earn interest and dividends, which in turn are reinvested.

Purchases and sales of securities are recorded on a trade-date basis. Income from interest is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Earnings and losses within each fund are allocated to participants based on their proportionate shares in the fund.

In general, the Plan’s securities are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the accompanying statements of net assets available for benefits.

Notes receivable from participants

4.	Notes receivable from participants

Notes receivable from participants represent participant loans and are valued at their unpaid principal balance plus any accrued but unpaid interest, which approximates fair value. As of December 31, 2025 and December 31, 2024, no allowances for credit losses had been recorded. If a participant ceases to make loan repayments and the Plan Administrators deem the note receivable from a participant to be a distribution, the note receivable balance is reduced and a benefit payment is recorded.

Benefits paid to participants

5.	Benefits paid to participants
Benefits are recorded when paid. As of December 31, 2025 and December 31, 2024, there were no distributions that had been requested but not paid.
Subsequent events

6.	Subsequent events
Plan management has evaluated events occurring subsequent to year-end through June 12, 2026, which is the date the financial statements were available to be issued.